Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations

Note 4 — Business Combinations

On April 9, 2010, Cytomedix, through its wholly owned subsidiary, and Sorin entered into an Asset Purchase Agreement (the “Agreement”) pursuant to which Cytomedix agreed to buy all title and interest in certain assets of and assume certain liabilities in Sorin’s operation of the Angel® and activAT® product lines (including the whole blood separation system, the blood processing kit and blood accessing kit) (the “Business Assets” or “Angel® Business”). The Angel® System is a device that utilizes validated blood separation technology to separate platelets and plasma from other components of a patient’s blood. The device provides the necessary flexibility and sophistication for more complex clinical situations. The activAT® technology facilitates the preparation of autologous human thrombin and currently is sold in Europe and Canada. The Angel® Business acquired from Sorin will provide Cytomedix with immediate access to surgical markets. By acquiring the Angel® Business, Cytomedix became the only supplier of PRP technology with FDA cleared indications for topical use and surgical use.

Pursuant to the terms of the Agreement, the consideration for the acquisition was $7 million, to be paid as follows: (i) $2 million paid on closing and (ii) $5 million to be paid in accordance with a Secured Promissory Note with interest accruing at 2.7% per annum (the “Promissory Note”). On April 28, 2011, we entered into a settlement agreement with Sorin pursuant to which (i) the Company paid in full the remaining amount due on the Promissory Note and (ii) the parties agreed to settle disputes that had arisen between them related to certain ancillary agreements entered into at the time of acquisition.

The Company accounted for the acquisition of the Angel Business using acquisition accounting and, accordingly, allocated the total purchase consideration of approximately $6 million to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, with the excess being assigned to goodwill. The allocation of total purchase consideration was as follows:

Inventory	$1,151,035
Intangibles	3,383,000
Property and equipment	768,000
Net assets acquired	$5,302,035
Excess of costs of acquisition over net assets acquired	$706,823

The Company incurred approximately $60,000 of expenses related to this acquisition, which are included in general and administrative expense in the Company’s statement of operations in 2010.

In February 2012, the Company acquired 100% of the outstanding stock of Aldagen, Inc. (see Note 22). In 2011, the Company incurred approximately $64,000 of expenses related to this acquisition, which are included in consulting, professional fees, and general and administrative expense in the Company’s 2011 statement of operations.